RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of related parties, their related transactions and balances
a)	Related Parties

Name of Related Parties	Relationship with the Group
Zhejiang Cainiao Supply Chain Management Co. Ltd (“Cainiao”)	Entity controlled by a principal shareholder of the Group
Alibaba Cloud Computing Co. Ltd (“Ali Cloud”)	Entity controlled by a principal shareholder of the Group
Alibaba.com Hong Kong Limited (“Alibaba HK”)	Entity controlled by a principal shareholder of the Group
Alibaba (China) Network Technology Co., Ltd (“Alibaba Technology”)	Entity controlled by a principal shareholder of the Group
Lazada Express Limited (“Lazada”)	Entity controlled by a principal shareholder of the Group
Taobao China Holding Limited (“Taobao”)	Entity controlled by a principal shareholder of the Group
Zhejiang ALOG Supply Chain Management Co,Ltd (“ALOG”)	Entity controlled by a principal shareholder of the Group

23.RELATED PARTY TRANSACTIONS (CONTINUED)

b)	The Group had the following related party transactions:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Rendering of express delivery, freight delivery and supply chain management services:
Cainiao	555,798	418,806	237,045	34,368
Lazada	125,561	120,892	148,628	21,549
ALOG	—	—	11,102	1,610
	681,359	539,698	396,775	57,527

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Rental of warehouse as a lessee:
Cainiao	18,011	—	—	—

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating costs paid on behalf of the Company:
Ali Cloud	2,768	—	—	—

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Commission fee paid to related party:
Lazada	—	—	2,526	366

23.RELATED PARTY TRANSACTIONS (CONTINUED)

b)	The Group had the following related party transactions: (continued)

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating costs paid to related party:
Ali Cloud	14,861	13,608	9,041	1,311

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Proceeds of the disposal of machinery and electronic equipment assets received from related party:
ALOG	—	—	16,013	2,322

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Issue convertible senior notes to related party (Note 16):
Alibaba HK	1,061,421	—	—	—

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Repurchase of convertible senior notes held by related party (Note 16):
Alibaba HK	—	—	746,538	108,238

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Interest expense of convertible senior notes accrued to related party (Note 16):
Alibaba HK	46,460	62,887	62,192	9,017

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Borrowings received from related party:
Alibaba Technology	—	600,000	—	—

23.RELATED PARTY TRANSACTIONS (CONTINUED)

b)	The Group had the following related party transactions: (continued)

On August 19, 2021, BEST China signed a bridge loan agreement with Alibaba (China) Network Technology Co., Ltd. (“Alibaba Technology”) with a total principal amount of RMB600,000 with a term of one year and payable upon the completion of disposal of BEST Network. The effective interest rate per annum of the Bridge Loan is 0.36%. The Group repaid the borrowings on December 17, 2021.

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Borrowings repaid to related party:
Alibaba Technology	—	600,000	—	—

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Interest expense of borrowings accrued to related party:
Alibaba Technology	—	674	—	—

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cash proceeds from the disposal of an equity investment (Note 11):
Cainiao	—	220,000	—	—

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Issuance of BEST Asia Series A Preferred Shares to a related party (Note 22):
Taobao	—	193,803	—	—

23.RELATED PARTY TRANSACTIONS (CONTINUED)

c)	The Group had the following related party balances at the end of the year:

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Amounts due from related parties:
Cainiao	76,730	45,377	6,579
Ali Cloud	454	370	54
Lazada	48,014	24,895	3,609
ALOG	—	5,726	830
	125,198	76,368	11,072

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Amounts due to related parties:
Alibaba HK	2,763	131	19
Ali Cloud	—	446	65
Cainiao	—	241	35
Lazada	—	497	72
	2,763	1,315	191

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Convertible senior notes held by a related party – current:
Alibaba HK	633,475	522,744	75,791
Convertible senior notes held by a related party – non-current:
Alibaba HK	955,097	522,744	75,791

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Convertible non-controlling interests held by related party:
Taobao	191,865	191,865	27,818